UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-09145
Investment Company Act File Number
Eaton Vance New York Municipal Income Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
November 30
Date of Fiscal Year End
February 28, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance
New York Municipal Income Trust
February 28, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 175.6%

Principal
Amount
(000’s omitted)	Security	Value
Cogeneration — 1.5%
$1,150	Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$1,016,370

		$1,016,370

Education — 26.8%
$315	Geneva Industrial Development Agency, (Hobart & William Smith Project), 5.375%, 2/1/33	$310,795
1,490	New York City Cultural Resource Trust, (The Juilliard School), 5.00%, 1/1/34	1,501,920
325	New York City Cultural Resource Trust, (The Juilliard School), 5.00%, 1/1/39	325,501
510	New York Dormitory Authority, (Brooklyn Law School), 5.75%, 7/1/33	528,401
1,000	New York Dormitory Authority, (Columbia University), 5.00%, 7/1/38(1)	1,016,210
725	New York Dormitory Authority, (Columbia University), 5.00%, 10/1/41	743,168
510	New York Dormitory Authority, (Cornell University), 5.00%, 7/1/34	517,436
2,000	New York Dormitory Authority, (Cornell University), 5.00%, 7/1/39	2,007,320
1,240	New York Dormitory Authority, (New York University), 5.25%, 7/1/48	1,227,873
2,250	New York Dormitory Authority, (Rochester Institute of Technology), 6.00%, 7/1/33	2,382,412
2,500	New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40	2,512,525
325	New York Dormitory Authority, (Skidmore College), 5.00%, 7/1/27	329,303
400	New York Dormitory Authority, (Skidmore College), 5.25%, 7/1/29	409,756
1,495	New York Dormitory Authority, (St. Francis College), 5.00%, 10/1/40	1,382,202
2,000	New York Dormitory Authority, (The New School), 5.50%, 7/1/40	1,958,500
280	Onondaga Civic Development Corp., (Le Moyne College), 5.20%, 7/1/29	267,240
735	Onondaga Civic Development Corp., (Le Moyne College), 5.375%, 7/1/40	709,202

		$18,129,764

Electric Utilities — 4.6%
$1,420	Long Island Power Authority, Electric System Revenue, 6.00%, 5/1/33	$1,523,078
1,645	Suffolk County Industrial Development Agency, (Keyspan-Port Jefferson), (AMT), 5.25%, 6/1/27	1,571,764

		$3,094,842

General Obligations — 10.6%
$6,000	New York City, 5.25%, 9/15/33(2)	$6,037,440
1,000	New York City, 6.25%, 10/15/28	1,111,560

		$7,149,000

Health Care-Miscellaneous — 2.9%
$1,115	New York City Industrial Development Agency, (A Very Special Place, Inc.), 5.75%, 1/1/29	$888,477
1,200	New York City Industrial Development Agency, (Ohel Children’s Home), 6.25%, 8/15/22	901,056
50	Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), Series A, Class H, 7.50%, 9/1/15	50,712
100	Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), Series A, Class I, 7.50%, 9/1/15	101,425

		$1,941,670

Hospital — 30.2%
$160	Chautauqua County Industrial Development Agency, (Women’s Christian Association), 6.35%, 11/15/17	$162,112
485	Chautauqua County Industrial Development Agency, (Women’s Christian Association), 6.40%, 11/15/29	491,412
130	Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/30	130,547
430	Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/40	415,780
1,165	Fulton County Industrial Development Agency, (Nathan Littauer Hospital), 6.00%, 11/1/18	1,088,063
2,490	Monroe County Industrial Development Agency, (Highland Hospital), 5.00%, 8/1/25	2,383,279
400	Nassau County Industrial Development Agency, (North Shore Health System), 6.25%, 11/1/21	403,216

Principal
Amount
(000’s omitted)	Security	Value
$1,500	New York Dormitory Authority, (Lenox Hill Hospital), 5.50%, 7/1/30	$1,444,590
4,000	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 5.00%, 7/1/36(2)	3,932,000
2,000	New York Dormitory Authority, (Methodist Hospital), 5.25%, 7/1/33	1,834,960
1,000	New York Dormitory Authority, (Mount Sinai Hospital), 5.00%, 7/1/26	998,340
845	New York Dormitory Authority, (North Shore Hospital), 5.00%, 11/1/34	796,843
1,250	New York Dormitory Authority, (NYU Hospital Center), 5.625%, 7/1/37	1,210,712
415	New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	393,491
835	New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	770,655
1,250	Oneida County Industrial Development Agency, (St. Elizabeth’s Medical Center), 5.75%, 12/1/19	1,196,425
650	Saratoga County Industrial Development Agency, (Saratoga Hospital), 5.25%, 12/1/32	603,792
2,105	Suffolk County Industrial Development Agency, (Huntington Hospital), 6.00%, 11/1/22	2,134,638

		$20,390,855

Housing — 16.8%
$1,500	New York City Housing Development Corp., MFMR, (AMT), 5.05%, 11/1/39	$1,373,820
2,620	New York City Housing Development Corp., MFMR, (AMT), 5.20%, 11/1/40	2,468,983
1,000	New York Housing Finance Agency, 5.25%, 11/1/41	974,640
2,625	New York Housing Finance Agency, (FNMA), (AMT), 5.40%, 11/15/42	2,491,440
1,500	New York Mortgage Agency, (AMT), 4.875%, 10/1/30	1,401,990
1,930	New York Mortgage Agency, (AMT), 4.90%, 10/1/37	1,729,493
1,000	New York Mortgage Agency, (AMT), 5.125%, 10/1/37	935,960

		$11,376,326

Industrial Development Revenue — 9.7%
$1,000	Essex County Industrial Development Agency, (International Paper Company), (AMT), 6.625%, 9/1/32	$1,035,500
1,500	New York City Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 8.00%, 8/1/12	1,553,055
1,090	New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	1,069,290
2,500	Onondaga County Industrial Development Agency, (Anheuser-Busch Cos., Inc.), (AMT), 6.25%, 12/1/34	2,500,925
430	Port Authority of New York and New Jersey, (Continental Airlines), (AMT), 9.125%, 12/1/15	435,719

		$6,594,489

Insured-Education — 6.2%
$1,250	New York Dormitory Authority, (City University), (AMBAC), 5.50%, 7/1/35	$1,144,337
1,500	New York Dormitory Authority, (State University), (BHAC), 5.00%, 7/1/38(2)	1,502,190
5,365	Oneida County Industrial Development Agency, (Hamilton College), (NPFG), 0.00%, 7/1/33	1,568,136

		$4,214,663

Insured-Electric Utilities — 3.5%
$1,365	Long Island Power Authority, Electric System Revenue, (BHAC), 5.75%, 4/1/33	$1,442,600
960	New York Power Authority, (NPFG), 5.00%, 11/15/47	931,978

		$2,374,578

Insured-Escrowed/Prerefunded — 1.6%
$860	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/26	$452,480
1,280	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/27	634,586

		$1,087,066

Insured-Lease Revenue/ Certificates of Participation — 3.8%
$3,365	Hudson Yards Infrastructure Corp., (NPFG), 4.50%, 2/15/47	$2,560,025

		$2,560,025

Insured-Other Revenue — 2.7%
$2,645	New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/31	$799,504
3,625	New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/32	1,025,839

		$1,825,343

Principal
Amount
(000’s omitted)	Security	Value
Insured-Special Tax Revenue — 6.0%
$1,000	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	$843,110
4,440	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	810,256
19,745	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	991,001
3,380	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	360,409
6,705	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	660,510
4,225	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	385,531

		$4,050,817

Insured-Transportation — 3.4%
$940	Metropolitan Transportation Authority, (AGC), 4.50%, 11/15/38	$825,160
1,475	Niagara Frontier Airport Authority, (Buffalo Niagara International Airport), (NPFG), (AMT), 5.625%, 4/1/29	1,447,034

		$2,272,194

Insured-Water and Sewer — 1.3%
$1,000	Nassau County Industrial Development Agency, (Water Services Corp.), (AMBAC), (AMT), 5.00%, 12/1/35	$852,960

		$852,960

Lease Revenue/Certificates of Participation — 4.2%
$2,040	New York City Transitional Finance Authority, (Building Aid), 4.50%, 1/15/38	$1,824,882
1,000	New York City Transitional Finance Authority, (Building Aid), 5.50%, 7/15/31	1,040,180

		$2,865,062

Other Revenue — 4.2%
$1,285	Albany Industrial Development Agency, Civic Facility, (Charitable Leadership), 5.75%, 7/1/26	$843,833
3,120	Brooklyn Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/31	837,221
380	Brooklyn Arena Local Development Corp., (Barclays Center), 6.25%, 7/15/40	371,967
790	New York City Cultural Resource Trust, (Museum of Modern Art), 5.00%, 4/1/31	802,182

		$2,855,203

Senior Living/Life Care — 2.7%
$1,450	Mount Vernon Industrial Development Agency, (Wartburg Senior Housing, Inc.), 6.20%, 6/1/29	$1,252,394
380	Suffolk County Economic Development Corp., (Peconic Landing at Southold, Inc.), 6.00%, 12/1/40	357,451
210	Suffolk County Industrial Development Agency, (Jefferson’s Ferry Project), 5.00%, 11/1/28	188,137

		$1,797,982

Special Tax Revenue — 9.1%
$1,500	Metropolitan Transportation Authority, Dedicated Tax Revenue, 5.00%, 11/15/34	$1,473,300
2,100	New York City Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35(2)	2,208,402
1,000	New York Dormitory Authority, Personal Income Tax Revenue, (University & College Improvements), 5.25%, 3/15/38	1,009,440
900	New York Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/32	908,154
545	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	550,821

		$6,150,117

Transportation — 10.8%
$790	Metropolitan Transportation Authority, 5.00%, 11/15/37	$727,211
1,900	Port Authority of New York and New Jersey, 5.00%, 11/15/37(2)	1,870,930
970	Port Authority of New York and New Jersey, (AMT), 4.75%, 6/15/33	905,310
990	Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(2)	1,011,800
2,740	Triborough Bridge and Tunnel Authority, 5.25%, 11/15/34(2)	2,780,552
10	Triborough Bridge and Tunnel Authority, 5.25%, 11/15/34	10,148

		$7,305,951

Water and Sewer — 13.0%
$585	Dutchess County Water and Wastewater Authority, 0.00%, 10/1/34	$165,853
325	Dutchess County Water and Wastewater Authority, 0.00%, 10/1/35	85,690
3,105	New York City Municipal Water Finance Authority, (Water and Sewer System), 5.75%, 6/15/40(2)	3,281,612

Principal
Amount
(000’s omitted)	Security	Value
$1,730	New York Environmental Facilities Corp., 5.00%, 10/15/39	$1,735,553
2,535	New York Environmental Facilities Corp., Clean Water and Drinking Water, (Municipal Water Finance), 5.00%, 6/15/37(2)	2,544,811
1,000	Saratoga County Water Authority, 5.00%, 9/1/48	962,200

		$8,775,719

Total Tax-Exempt Investments — 175.6% (identified cost $124,231,203)		$118,680,996

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (49.9)%		$(33,726,465)

Other Assets, Less Liabilities — (25.7)%		$(17,376,187)

Net Assets Applicable to Common Shares — 100.0%		$67,578,344

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

FNMA	-	Federal National Mortgage Association

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

The Trust invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2011, 16.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.2% to 7.6% of total investments.

(1)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)		Security represents the underlying municipal bond of an inverse floater.

A summary of open financial instruments at February 28, 2011 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
6/11	75 U.S. 10-Year Treasury Note	Short	$(8,912,433)	$(8,928,516)	$(16,083)

Interest Rate Swaps

		Annual			Net Unrealized
	Notional	Fixed Rate	Floating Rate	Effective Date/	Appreciation
Counterparty	Amount	Paid By Trust	Paid To Trust	Termination Date	(Depreciation)
Bank of America	$5,200,000	4.524%	3-month USD- LIBOR-BBA	May 18, 2011/ May 20, 2041	$(177,395)
JPMorgan Chase Co.	1,600,000	4.163	3-month USD- LIBOR-BBA	March 14, 2011/ March 14, 2041	33,386

					$(144,009)

The effective date represents the date on which the Trust and the counterparty to the interest rate swap contract begin interest payment accruals.

At February 28, 2011, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Trust holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Trust enters into interest rate swap contracts. The Trust also purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At February 28, 2011, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $33,386 and $193,478, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Trust at February 28, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$104,880,564

Gross unrealized appreciation	$1,329,711
Gross unrealized depreciation	(8,064,279)

Net unrealized depreciation	$(6,734,568)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2011, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$118,680,996	$—	$118,680,996

Total Investments	$—	$118,680,996	$—	$118,680,996

Interest Rate Swaps	$—	$33,386	$—	$33,386

Total	$—	$118,714,382	$—	$118,714,382

Liability Description

Futures Contracts	$(16,083)	$—	$—	$(16,083)
Interest Rate Swaps	—	(177,395)	—	(177,395)

Total	$(16,083)	$(177,395)	$—	$(193,478)

The Trust held no investments or other financial instruments as of November 30, 2010 whose fair value was determined using Level 3 inputs. At February 28, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance New York Municipal Income Trust

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date: April 25, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date: April 25, 2011

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date: April 25, 2011